UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2008
                                               -------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      105 South Bedford Road, Suite 310
              Mount Kisco, New York  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                   Place                        Date of Signing:
/S/ DAVID SACHS             MT. KISCO NY                 AUGUST 8, 2008
---------------             -------------                --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               27
                                                 -------------

Form 13F Information Table Value Total:           $ 215,535.44
                                                 --------------
                                                  (thousands)




List of Other Included Managers:                      None


                             Title of                    Value        Shares/      SH/  Investment   Other
Name of Issuer                 Class       Cusip       (x$1000)       Pm Amt       PR   Discretion  Managers     Voting Authority
                                                                                                                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALTRA HOLDINGS INC             COMM      02208R106      12796.86       761265      SH      Sole                 761265
BARNES GROUP INC               COMM       67806109       5654.81       244903      SH      Sole                 244903
BAXTER INTERNATIONAL INC       COMM       71813109      11464.44       179300      SH      Sole                 179300
COVIDIEN LTD                   COMM      G2552X108      12567.72       262429      SH      Sole                 262429
COMMSCOPE INC                  COMM      203372107       9670.63       183260      SH      Sole                 183260
DST SYSTEMS INC                COMM      233326107       2832.71        51457      SH      Sole                  51457
EAGLE MATERIALS INC            COMM      26969P108       9027.92       356412      SH      Sole                 356412
EXPEDIA INC                    COMM      30212P105        689.31        37503      SH      Sole                  37503
FISERV INC                     COMM      337738108       1086.11        23939      SH      Sole                  23939
HEXCEL CORP                    COMM      428291108      13035.22       675400      SH      Sole                 675400
IAC/INTERACTIVECORP            COMM      44919P300        723.06        37503      SH      Sole                  37503
INVESCO PLC-SPONSORED ADR      ADRS      G491BT108       7228.15       301424      SH      Sole                 301424
KEY ENERGY SERVICES INC        COMM      492914106       9919.95       510811      SH      Sole                 510811
KENNAMETAL INC                 COMM      489170100      11307.28       347382      SH      Sole                 347382
KROGER CO                      COMM      501044101       2540.56        88000      SH      Sole                  88000
LIBERTY ACQUISITION HOLDINGS   COMM      53015Y107      14174.28      1530700      SH      Sole                1530700
MONSTER WORLDWIDE INC          COMM      611742107        9442.8       458166      SH      Sole                 458166
MERGE HEALTHCARE INC           COMM      589499102        247.12       213035      SH      Sole                 213035
NALCO HOLDING CO               COMM      62985Q101       15044.8       711338      SH      Sole                 711338
PETROLEO BRASILEIRO S.A.-ADR   ADRS      71654V408        5666.4        80000      SH      Sole                  80000
SOUTHERN UNION CO              COMM      844030106      17587.07       650891      SH      Sole                 650891
TENNECO INC                    COMM      880349105       7438.79       549800      SH      Sole                 549800
THOMAS & BETTS CORP            COMM      884315102       8883.05       234691      SH      Sole                 234691
US CELLULAR CORP               COMM      911684108       3376.04        59700      SH      Sole                  59700
VALSPAR CORP                   COMM      920355104      11151.08       589692      SH      Sole                 589692
VIRGIN MEDIA INC               COMM      92769L101       4785.28       351600      SH      Sole                 351600
WYETH                          COMM      983024100          7194       150000      SH      Sole                 150000

                                                       215535.44